Leases (Details Narrative)						1 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended
	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 Capacity	Jun. 30, 2024 Capacity	Mar. 31, 2019 Capacity	Jun. 30, 2020 Capacity	Aug. 31, 2023 Capacity	Nov. 09, 2023 Capacity	Oct. 18, 2019 USD ($) Capacity	Nov. 30, 2017 USD ($) Capacity	Dec. 31, 2025 USD ($) Capacity	Dec. 31, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)	Jun. 10, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Vessel type	Capesize	Capesize	Capesize	Capesize	Kamsarmax				Kamsarmax	containership
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221	82,010				81,692	5,300				5,300
Other Assets, Noncurrent													$ 62,804,000	$ 61,749,000
Vessel year built	2023	2023	2023	2016	2023				2019	2023				2024
Operating lease assets													218,952,000	$ 243,806,000
Asset impairment charges															$ 0
Revenues													1,344,143,000	1,334,066,000	1,306,889,000
Operating Leases [Member]
Related Party Transaction [Line Items]
Operating lease liabilities, including current portion													214,996,000	240,602,000
Operating lease assets													218,952,000	243,806,000
Time charter and voyage revenues													39,070,000	45,623,000	66,733,000
Sublease income													80,461,000	75,346,000	82,642,000
Asset impairment charges													$ 0	0
Lessee, operating lease, remaining lease term													7 years 3 months 18 days
Finance Leases [Member]
Related Party Transaction [Line Items]
Sublease income													$ 70,748,000	87,179,000	87,356,000
Asset impairment charges													$ 0	0	0
Lessee, finance lease, remaining lease term													9 years 4 months 24 days
Navios Venus [Member]
Related Party Transaction [Line Items]
Vessel type						Ultra-Handymax
Vessel capacity in DWT | Capacity						61,339
Vessel year built						2015
Navios Venus [Member] | Operating Leases [Member]
Related Party Transaction [Line Items]
Asset impairment charges															2,784,000
Bareboat charter-in contract [Member] | Navios Libra [member]
Related Party Transaction [Line Items]
Vessel type												Kamsarmax
Vessel capacity in DWT | Capacity												82,011
Increase (Decrease) in Deposits Outstanding												$ 5,540,000
Advances for vessel acquisitions																			$ 2,770,000	$ 2,770,000
Other Assets, Noncurrent													$ 6,116,000
Bareboat charter-in contract [Member] | Navios Amitie and Navios Star [member]
Related Party Transaction [Line Items]
Vessel type											Kamsarmax
Increase (Decrease) in Deposits Outstanding											$ 12,328,000
Advances for vessel acquisitions																$ 860,000	$ 10,034,000	$ 1,434,000
Other Assets, Noncurrent													$ 12,929,000
Bareboat charter-in contract [Member] | Navios Amitie [member]
Related Party Transaction [Line Items]
Vessel capacity in DWT | Capacity											82,002
Date of delivery											May 28, 2021
Bareboat charter-in contract [Member] | Navios Star [member]
Related Party Transaction [Line Items]
Vessel capacity in DWT | Capacity											81,994
Date of delivery											June 10, 2021
Bareboat charter-in contract [Member] | Nave Allegro [Member] | Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel type													VLCC
Vessel capacity in DWT | Capacity													313,433
Vessel year built													2020
Bareboat charter-in contract [Member] | Baghdad and Erbil [Member] | Navios Acquisition [Member]
Related Party Transaction [Line Items]
Other Assets, Noncurrent													$ 1,783,000
Lessee, operating Lease, description													12-year
Bareboat charter-in contract [Member] | Nave Allegro and Nave Tempo [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates													6.00%
Bareboat charter-in contract [Member] | Nave Tempo [Member] | Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel type													VLCC
Vessel capacity in DWT | Capacity													313,486
Vessel year built													2021
Bareboat charter-in contract [Member] | Nave Electron [member]
Related Party Transaction [Line Items]
Vessel type							VLCC
Vessel capacity in DWT | Capacity							313,239
Other Assets, Noncurrent													$ 1,438,000
Date of delivery							August 30, 2021
Bareboat charter-in contract [Member] | Nave Celeste [member]
Related Party Transaction [Line Items]
Vessel type								VLCC
Vessel capacity in DWT | Capacity								313,418
Other Assets, Noncurrent													$ 1,052,000
Date of delivery								July 5, 2022
Lessee, operating Lease, description								12-year
Bareboat charter-in contract [Member] | Navios Libra and Navios Celeste [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates													7.00%
Bareboat charter-in contract [Member] | Navios Amitie and Navios Star [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates													5.00%
Bareboat charter-in contract [Member] | Nave Electron [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates													4.00%
Bareboat Charter Out Contract [Member]
Related Party Transaction [Line Items]
Revenues													$ 24,126,000	$ 33,130,000	$ 32,018,000
Bareboat Charter Out Contract [Member] | Nave Allegro and Nave Tempo [Member]
Related Party Transaction [Line Items]
Lessor, operating lease, description													bareboat charter-out agreements for a firm charter period of ten years for two VLCCs and an extra optional period of five years, for both vessels, and for a firm period of up to two-years, extended in direct continuation of previous bareboat charter-out agreement for an additional period of five years for a third VLCC.